Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 1, 2012

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Dated May 1, 2012

The information in footnote number four to the table entitled “Annual fund operating expenses” in the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses), so that total annual operating expenses are not expected to exceed 0.90%, 1.65%, 0.85% and 1.15% for Class A, C, FI and R shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement Text Block	waf1_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Dated May 1, 2012

The information in footnote number four to the table entitled “Annual fund operating expenses” in the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses), so that total annual operating expenses are not expected to exceed 0.90%, 1.65%, 0.85% and 1.15% for Class A, C, FI and R shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.

Western Asset Inflation Indexed Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	waf1_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Dated May 1, 2012

The information in footnote number four to the table entitled “Annual fund operating expenses” in the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses), so that total annual operating expenses are not expected to exceed 0.90%, 1.65%, 0.85% and 1.15% for Class A, C, FI and R shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2012